Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Income/ (Loss)	Deficit
Beginning balance at Dec. 31, 2019	$ 159,621	$ 200,913	$ 28,404	$ (3,867)	$ (65,829)
Beginning balance, Shares at Dec. 31, 2019		89,843,000
Shares issued on conversion of RSUs, DSUs and exercise of stock options	2,827	$ 9,463	(6,636)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,993
ATM program	100,000	$ 100,000
ATM program, shares		9,267
Share issuance costs	(3,224)	$ (3,224)
Equity compensation (Note 13)	4,968		4,968
DSUs issued in lieu of directors' fees	468		468
Debit to equity as a result of the 2020 Cauchari Transaction (Note 6)	(38,103)				(38,103)
Net income (loss)	(36,234)				(36,234)
Other comprehensive income	380			380
Ending balance, Shares at Dec. 31, 2020		101,103,000
Ending balance at Dec. 31, 2020	190,703	$ 307,152	27,204	(3,487)	(140,166)
Shares issued on conversion of RSUs, DSUs and exercise of stock options	706	$ 5,450	(4,744)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,546
Shares issued pursuant to the underwritten public offering (Note 13)		18,182
Shares issued pursuant to the underwritten public offering (Note 13)	400,000	$ 400,000
Share issuance costs	(22,609)	$ (22,609)
Equity compensation (Note 13)	6,003		6,003
Net income (loss)	(38,488)				(38,488)
Ending balance, Shares at Dec. 31, 2021		120,831,000
Ending balance at Dec. 31, 2021	$ 536,315	$ 689,993	$ 28,463	$ (3,487)	$ (178,654)